STOCK COMPENSATION (Details) $ / shares in Units, $ in Thousands					12 Months Ended
	Nov. 10, 2014 $ / shares shares	Apr. 29, 2013 $ / shares shares	Oct. 29, 2012 $ / shares shares	Oct. 18, 2006 $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2013 USD ($) $ / shares shares	Dec. 31, 2012 USD ($) Company $ / shares shares	Dec. 31, 2006 Company
Restricted Common Stock Activity [Roll Forward]
Share-based compensation expense | $					$ 1,424	$ 1,073	$ 575
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares awarded (in shares)								155,000
Aggregate value amount related to grant | $								$ 222
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares awarded (in shares)			155,000
Number of companies | Company								2
Aggregate intrinsic value | $						$ 877
Restricted Common Stock Activity [Roll Forward]
Unrecognized compensation cost | $					1,945
Unrecognized compensation cost expected to be recognized in 2016 | $					1,113
Unrecognized compensation cost expected to be recognized in 2017 | $					$ 832
Dividend yield						0.00%	0.00%
Risk-free interest rate						1.65%	0.75%
Expected term						6 years	5 years 10 months 24 days
Expected volatility						69.00%	80.00%
Weighted-average grant date fair value of stock options granted (in dollars per share) | $ / shares						$ 1.83	$ 1.68
Options Activity, Shares [Roll Forward]
Under option at January 1 (in shares)					2,472,558	1,382,767	458,542
Options granted (in shares)					0	1,709,791	924,225
Options exercised (in shares)					0	(310,000)	0
Options forfeited or expired (in shares)					0	(310,000)	0
Under option at December 31 (in shares)					2,472,558	2,472,558	1,382,767	458,542
Options exercisable at December 31 (in shares)					1,134,413	323,144	458,542
Options Activity, Exercise price [Roll Forward]
Under option at January 1 (in dollars per share) | $ / shares					$ 2.75	$ 4.58	$ 8.71
Options granted (in dollars per share) | $ / shares					0	2.77	2.54
Options exercised (in dollars per share) | $ / shares					0	2.83	0
Options forfeited or expired (in dollars per share) | $ / shares					0	11.00	0
Under option at December 31 (in dollars per share) | $ / shares					2.75	2.75	4.58	$ 8.71
Options exercisable at December 31 (in dollars per share) | $ / shares					2.85	$ 3.44	$ 8.71
Aggregate market price (in dollars per share) | $ / shares					$ 0.11
Intrinsic value of options outstanding | $						$ 9
Intrinsic value of options exercisable | $						9
Installment Period 1 [Member] | Stock Options [Member]
Options Activity, Exercise price [Roll Forward]
Under option at December 31 (in dollars per share) | $ / shares			$ 1.52
Installment Period 2 [Member] | Stock Options [Member]
Options Activity, Exercise price [Roll Forward]
Under option at December 31 (in dollars per share) | $ / shares			3.66
Installment Period 3 [Member] | Stock Options [Member]
Options Activity, Exercise price [Roll Forward]
Under option at December 31 (in dollars per share) | $ / shares			$ 3.31
Vice President International Finance [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Renewal period of contract					3 years
Former Chief Executive Officer and Former Executive Vice President [Member]
Options Activity, Exercise price [Roll Forward]
Administrative and commercial expenses | $						$ 5,659
2006 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized (in shares)					5,000,000
Period options cannot be exercised					1 year
Period options cannot be sold					1 year
Term of options					10 years
2006 Plan [Member] | Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Term of options						10 years
Shares awarded (in shares)				310,000		58,125
Number of companies | Company									2
Options Activity, Exercise price [Roll Forward]
Under option at December 31 (in dollars per share) | $ / shares				$ 11.0
2006 Plan [Member] | Performance Based Restricted Common Stock [Member]
Restricted Common Stock Activity [Roll Forward]
Nonvested shares outstanding at January 1 (in shares)					19,375	329,375	329,375
Granted (in shares)					0	0	0
Vested (in shares)					(19,375)	(310,000)	0
Forfeited (in shares)					0	0	0
Nonvested shares outstanding at December 31 (in shares)					0	19,375	329,375	329,375
2006 Plan [Member] | Chief Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period of stock						3 years
Term of options						10 years
Shares awarded (in shares)	1,600,000
Options Activity, Exercise price [Roll Forward]
Under option at December 31 (in dollars per share) | $ / shares	$ 2.73
2006 Plan [Member] | Chief Financial Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period of stock							3 years
Term of options							10 years
Shares awarded (in shares)		814,433
Options Activity, Exercise price [Roll Forward]
Under option at December 31 (in dollars per share) | $ / shares		$ 2.40
2006 Plan [Member] | Vice President International Finance [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period of stock								3 years
Term of options					10 years			3 years